                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
                                 (212) 830-5311

July 31, 1997

Dear Shareholder:

  This semi-annual report covers the period January 1, 1997, to June 30, 1997.

  The Fund began the current year with assets of $1,240.6 million and ended the period with $1,332.9 million. In addition, the number of shareholders increased from 113,869 to 119,914. The Fund continues to experience steady growth.

  The yield on the Fund reflected the move of short-term rates which showed an increase from 4.77% on January 2, 1997, to 5.06% on June 30, 1997. We remain committed to high quality, short-term instruments for your safety.

  As always, we appreciate your confidence and support and welcome any comments.

Sincerely,

/s/ ALLAN L. ERB

Allan L. Erb
President

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND
                            Statement of Net Assets
                                 June 30, 1997
                                  (Unaudited)

                                                 PERCENTAGE                  PAR
                                                OF PORTFOLIO   MATURITY     (000)         VALUE
                                                ------------   --------    -------    --------------
AGENCY OBLIGATIONS............................        6.3%
     Federal Farm Credit Bank
               5.93%                                           07/01/97    $ 5,000    $    5,000,000
               5.49%                                           08/19/97      5,130         5,091,666
     Federal Home Loan Mortgage Corporation
               5.57%                                           07/31/97     15,000        14,930,375
               5.53%                                           08/07/97     12,000        11,931,797
               5.54%                                           08/01/97      5,000         4,976,147
               5.54%                                           08/15/97     16,000        15,889,200
               5.55%                                           08/15/97     11,000        10,923,687
               5.49%                                           08/18/97     10,000         9,926,800
     Federal National Mortgage Association
               5.53%                                           07/10/97      5,000         4,993,087
                                                                                      --------------
                    TOTAL AGENCY OBLIGATIONS                                              83,662,759
                                                                                      --------------
COMMERCIAL PAPER..............................       87.1%
Agriculture...................................        2.6%
     Cargill, Inc. (A-1+, P-1)
               5.57%                                           07/21/97     19,000        18,941,206
               5.53%                                           09/11/97      5,000         4,944,700
     Golden Peanuts Co. (A-1+, P-1)
               5.53%                                           07/24/97      6,000         5,978,802
               5.55%                                           08/20/97      5,000         4,961,458
                                                                                      --------------
                                                                                          34,826,166
                                                                                      --------------

Automobiles...................................        3.4%
     Daimler Benz (A-1, P-1)
               5.26%..........................                 07/28/97      8,500         8,466,468
     Daimler-Benz North America (A-1, P-1)
               5.64%..........................                 07/10/97     17,000        16,976,030
               5.64%..........................                 09/16/97     11,000        10,867,303
               5.64%..........................                 09/17/97      9,000         8,890,020
                                                                                      --------------
                                                                                          45,199,821
                                                                                      --------------
Banks-Multi-National..........................        1.5%
     J.P. Morgan & Co., Inc. (A-1+, P-1)
               5.43%..........................                 09/08/97     20,000        19,791,850
                                                                                      --------------

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND
                     Statement of Net Assets -- (Continued)
                                 June 30, 1997
                                  (Unaudited)

                                                 PERCENTAGE                  PAR
                                                OF PORTFOLIO   MATURITY     (000)         VALUE
                                                ------------   --------    -------    --------------
Beverages.....................................        4.8%
     Coca-Cola Co. (A-1+, P-1)
               5.48%                                           09/09/97    $20,000    $   19,786,889
               5.48%                                           09/12/97     22,500        22,249,975
               5.50%                                           09/18/97      6,000         5,927,583
               5.50%                                           09/26/97     17,000        16,774,042
                                                                                      --------------
                                                                                          64,738,489
                                                                                      --------------
Chemicals.....................................        8.2%
     Dupont (E.I.) de Nemours & Co. (A-1+, P-1)
               5.56%                                           07/22/97     10,000         9,967,567
               5.56%                                           07/24/97     15,000        14,946,717
               5.56%                                           08/04/97      3,500         3,481,621
               5.56%                                           08/05/97     13,000        12,929,728
               5.62%                                           09/03/97      6,000         5,940,053
               5.50%                                           09/22/97     15,000        14,809,792
     Monsanto Co. (A-1, P-1)
               5.60%                                           07/14/97     12,000        11,975,733
               5.60%                                           07/23/97     15,000        14,948,667
               5.57%                                           08/06/97     10,000         9,944,300
               5.64%                                           09/03/97     10,200        10,097,728
                                                                                      --------------
                                                                                         109,041,906
                                                                                      --------------
Electronics...................................        4.1%
     Avnet, Inc. (A-1, P-1)
               5.63%                                           07/03/97     10,000         9,996,872
               5.64%                                           07/18/97     10,000         9,973,367
               5.62%                                           07/21/97      5,000         4,984,389
               5.65%                                           07/28/97      5,000         4,978,813
               5.65%                                           08/04/97      5,000         4,973,319
               5.65%                                           08/18/97     10,000         9,924,667
               5.58%                                           09/18/97     10,000         9,877,550
                                                                                      --------------
                                                                                          54,708,977
                                                                                      --------------

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND
                     Statement of Net Assets -- (Continued)
                                 June 30, 1997
                                  (Unaudited)

                                                 PERCENTAGE                  PAR
                                                OF PORTFOLIO   MATURITY     (000)         VALUE
                                                ------------   --------    -------    --------------
Finance.......................................       23.2%
     Cargill Financial (A-1+, P-1)
               5.52%                                           08/08/97    $12,000    $   11,930,080
               5.53%                                           08/13/97     21,000        20,861,289
               5.53%                                           09/15/97      6,000         5,929,953
               5.51%                                           09/23/97     14,000        13,820,007
     Ford Motor Credit Co. (A-1, P-1)
               5.59%                                           07/30/97     15,000        14,932,454
               5.62%                                           07/30/97      9,500         9,456,991
               5.56%                                           08/22/97      5,000         4,959,844
               5.58%                                           08/22/97      7,000         6,943,580
               5.58%                                           08/25/97     15,000        14,872,125
     General Electric Capital Corp. (A-1+,
       P-1)
               5.55%                                           07/08/97      2,500         2,497,302
               5.62%                                           07/31/97      6,000         5,971,900
               5.56%                                           08/14/97     10,000         9,932,044
               5.60%                                           08/14/97     10,000         9,931,556
               5.60%                                           08/18/97      3,000         2,977,600
               5.62%                                           08/26/97     10,000         9,912,578
               5.57%                                           08/28/97     10,000         9,910,261
               5.56%                                           09/22/97      3,000         2,961,543
     J.C. Penney Funding Corp. (A-1, P-1)
               5.55%                                           09/19/97      6,000         5,926,000
     Met Life Funding Corp. (A-1+, P-1)
               5.55%                                           07/09/97     13,000        12,983,967
               5.53%                                           07/23/97      7,000         6,976,344
               5.53%                                           07/25/97     12,000        11,955,760
               5.55%                                           08/05/97     15,000        14,919,063
     Pitney Bowes Credit Corp. (A-1+ P-1)
               5.57%                                           07/15/97      6,500         6,485,920
               5.57%                                           07/16/97      8,000         7,981,433
               5.57%                                           07/17/97      9,000         8,977,720
               5.58%                                           07/22/97      9,750         9,718,264
               5.60%                                           08/25/97     10,958        10,864,248

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND
                     Statement of Net Assets -- (Continued)
                                 June 30, 1997
                                  (Unaudited)

                                                 PERCENTAGE                  PAR
                                                OF PORTFOLIO   MATURITY     (000)         VALUE
                                                ------------   --------    -------    --------------
Finance -- (Continued)
     USAA Capital Corp. (A-1+, P-1)
               5.55%                                           08/19/97    $15,000    $   14,886,688
               5.55%                                           08/20/97     16,000        15,876,667
               5.62%                                           09/09/97     14,000        13,847,011
               5.54%                                           09/25/97     10,000         9,867,656
                                                                                      --------------
                                                                                         309,067,848
                                                                                      --------------
Financial Services............................        9.7%
     Bear Stearns Companies, Inc. (A-1, P-1)
               5.64%                                           07/31/97     20,000        19,906,000
               5.58%                                           08/08/97     10,000         9,941,100
               5.67%                                           08/13/97      8,000         7,945,820
               5.66%                                           09/16/97     13,000        12,842,621
     Goldman Sachs Group, L.P. (A-1+, P-1)
               5.57%                                           07/02/97      4,000         3,999,381
               5.58%                                           07/23/97      5,500         5,481,245
               5.59%                                           09/10/97      6,000         5,933,852
     Merrill Lynch & Co., Inc. (A-1+, P-1)
               5.65%                                           07/29/97      9,000         8,960,450
               5.57%                                           08/04/97     11,000        10,942,134
               5.60%                                           08/11/97      6,000         5,961,733
               5.60%                                           08/18/97     12,000        11,910,400
               5.60%                                           08/27/97     12,000        11,893,600
               5.61%                                           08/28/97      5,000         4,954,808
               5.62%                                           09/04/97      9,000         8,908,675
                                                                                      --------------
                                                                                         129,581,819
                                                                                      --------------
Food..........................................        8.8%
     CPC International, Inc. (A-1, P-1)
               5.59%                                           07/07/97      9,000         8,991,615
               5.62%                                           07/22/97     10,000         9,967,217
               5.63%                                           08/04/97      7,550         7,509,855
               5.61%                                           08/11/97     12,000        11,923,330
               5.60%                                           08/12/97     14,000        13,908,533
               5.55%                                           09/22/97      7,600         7,502,752
               5.55%                                           09/25/97      2,400         2,368,180

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND
                     Statement of Net Assets -- (Continued)
                                 June 30, 1997
                                  (Unaudited)

Food -- (Continued)
     Hershey Foods Corp. (A-1+, P-1)
               5.50%                                           08/01/97    $25,000    $   24,881,597
               5.52%                                           08/07/97      5,000         4,971,633
     McCormick and Co., Inc. (A-1, P-1)
               6.05%                                           07/01/97     11,000        11,000,000
               5.56%                                           10/14/97     15,515        15,263,398
                                                                                      --------------
                                                                                         118,288,110
                                                                                      --------------
Food/Retail...................................        4.8%
     Winn Dixie Stores, Inc. (A-1, P-1)
               5.65%                                           07/15/97      7,000         6,984,619
               5.58%                                           07/29/97     20,000        19,913,200
               5.67%                                           08/12/97     25,000        24,834,625
               5.55%                                           09/11/97     12,000        11,866,800
                                                                                      --------------
                                                                                          63,599,244
                                                                                      --------------
Household Items...............................        2.7%
     Procter & Gamble Co. (A-1+, P-1)
               5.53%                                           07/25/97     13,000        12,952,073
               5.48%                                           07/28/97     11,000        10,954,790
               5.60%                                           08/19/97      5,000         4,961,889
               5.50%                                           09/24/97      7,000         6,909,097
                                                                                      --------------
                                                                                          35,777,849
                                                                                      --------------
Industrial....................................        3.4%
     R.R. Donnelly Co. & Sons (A-1, P-1)
               5.54%                                           07/21/97     10,000         9,969,222
     Schering-Plough Corp. (A-1+, P-1)
               5.50%                                           07/29/97     15,000        14,935,833
               5.52%                                           09/23/97      9,650         9,525,708
     Stanley Works (A-1, P-1)
               5.56%                                           09/17/97     11,000        10,867,487
                                                                                      --------------
                                                                                          45,298,250
                                                                                      --------------
Oil...........................................        1.7%
     Amoco Corp. (A-1+, P-1)
               5.52%                                           09/02/97     10,000         9,903,400
               5.50%                                           10/02/97     13,000        12,815,292
                                                                                      --------------
                                                                                          22,718,692
                                                                                      --------------

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND
                     Statement of Net Assets -- (Continued)
                                 June 30, 1997
                                  (Unaudited)

                                                 Percentage                 Par
                                                of Portfolio   Maturity    (000)          Value
                                                ------------   --------   --------    --------------
Publishing....................................        2.0%
     McGraw-Hill, Inc. (A-1, P-1)
               5.58%                                           07/31/97    $ 6,500    $    6,469,775
               5.55%                                           08/21/97     20,000        19,842,750
                                                                                      --------------
                                                                                          26,312,525
                                                                                      --------------
Technology....................................        4.5%
     Lucent Technologies (A-1, P-1)
               5.58%                                           07/17/97     20,000        19,950,400
               5.56%                                           08/12/97      5,000         4,967,567
               5.53%                                           08/18/97      2,000         1,985,253
               5.51%                                           09/15/97     10,000         9,883,678
               5.51%                                           09/24/97     14,000        13,817,864
               5.53%                                           09/29/97     10,000         9,861,750
                                                                                      --------------
                                                                                          60,466,512
                                                                                      --------------
Telecommunications............................        1.7%
     Ameritech Corp. (A-1+, P-1)
               5.58%                                           08/06/97     12,500        12,430,250
               5.58%                                           08/15/97     10,000         9,930,250
                                                                                      --------------
                                                                                          22,360,500
                                                                                      --------------

                    TOTAL COMMERCIAL PAPER                                             1,161,778,558
                                                                                      --------------
U.S. TREASURY OBLIGATIONS.....................        4.7%
     U.S. Treasury Notes
               6.00%                                           08/31/97     28,000        28,016,652
               5.75%                                           09/30/97     20,000        20,009,731
               5.625%                                          10/31/97     15,000        15,001,795
                                                                                      --------------
TOTAL U.S. TREASURY OBLIGATIONS                                                           63,028,178
                                                                                      --------------

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                     Statement of Net Assets -- (Concluded)
                                 June 30, 1997
                                  (Unaudited)

                                                 PERCENTAGE                  PAR
                                                OF PORTFOLIO    MATURITY    (000)         VALUE
                                                ------------    --------    ------    --------------
VARIABLE RATE OBLIGATIONS.....................        2.1%
     Federal Home Loan Bank Notes
               6.00%                                            09/29/97    $3,500    $    3,498,956
     Federal National Mortgage Association
       Notes
               5.18%                                            09/15/97     5,000         5,000,000
     Student Loan Marketing Association Notes
               5.26%                                            07/01/97     5,000         4,999,358
               5.29%                                            07/01/97     2,225         2,221,916
               5.42%                                            07/01/97     4,000         3,999,602
     Bear Stearns (A-2, A)
               5.7175%                                          07/31/97     8,000         8,000,000
                                                                                      --------------
                    TOTAL VARIABLE RATE OBLIGATIONS                                       27,719,832
                                                                                      --------------

TOTAL INVESTMENTS.............................      100.2%                             1,336,189,327
     (Amortized Cost $1,336,189,327)*
OTHER LIABILITIES IN EXCESS OF ASSETS.........       (0.2)%                               (3,252,334)
                                                    -----                             --------------
NET ASSETS....................................      100.0%                            $1,332,936,993
                                                    =====                             ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE ($1,332,936,933/ 1,332,951,332)...                                                 $1.00
                                                                                      ==============

---------------

* Also cost for Federal Income Tax purposes.

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                            Statement of Operations
                         Six Months Ended June 30, 1997
                                  (Unaudited)

INVESTMENT INCOME
     Interest...............................................  $35,936,103
                                                              -----------
EXPENSES
     Advisory fees..........................................    2,400,028
     Administration fees....................................      265,866
     Distribution fees......................................    1,300,603
     Directors' fees........................................       26,276
     Custodian fees.........................................       72,721
     Transfer agent fees....................................      668,918
     Legal fees.............................................       27,770
     Audit fees.............................................        9,916
     SEC registration fees..................................       14,764
     Blue sky registration fees.............................       42,161
     Insurance expense......................................        9,701
     Printing and Postage fees..............................       81,793
     Miscellaneous fees.....................................        8,675
                                                              -----------
          TOTAL EXPENSES....................................    4,929,192
     Waiver of Advisory Fees................................      (77,205)
                                                              -----------
          NET EXPENSES......................................    4,851,987
                                                              -----------
NET INVESTMENT INCOME.......................................   31,084,116
NET REALIZED GAIN/LOSS ON INVESTMENTS.......................            0
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $31,084,116
                                                              ===========

                See accompanying notes to financial statements.

                            THE BRADFORD FUND, INC.

                            THE BRADFORD MONEY FUND

                      Statements of Changes in Net Assets

                                                              SIX MONTHS ENDED     FOR THE YEAR
                                                               JUNE 30, 1997           ENDED
                                                                (UNAUDITED)      DECEMBER 31, 1996
                                                              ----------------   -----------------
Increase in Net Assets:
  Operations:
     Net investment income..................................   $   31,084,116     $   54,422,671
     Net realized loss on investments.......................                0               (139)
                                                               --------------     --------------
     Net increase in net assets resulting from operations...       31,084,116         54,422,532
                                                               --------------     --------------
  Dividends to shareholders from:
     Net investment income ($.0236 and $.0468 per share,
       respectively)........................................      (31,084,116)       (54,422,671)
                                                               --------------     --------------
  Total dividends to shareholders...........................      (31,084,116)       (54,422,671)
                                                               --------------     --------------
  Capital Stock Transactions:
     Proceeds from sale of capital shares...................    2,931,339,374      5,268,446,578
     Value of shares issued in reinvestment of dividends....       30,080,706         51,941,658
     Cost of shares repurchased.............................   (2,862,804,502)    (5,095,436,397)
                                                               --------------     --------------
     Increase in net assets derived from capital stock
       transactions.........................................       98,615,578        224,951,839
                                                               --------------     --------------
  Total increase in assets..................................       98,615,578        224,951,700
                                                               --------------     --------------
Net Assets:
  Beginning of period.......................................    1,234,321,415      1,009,369,715
                                                               --------------     --------------
  End of period.............................................   $1,332,936,993     $1,234,321,415
                                                               ==============     ==============

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                              Financial Highlights
                 (for a share outstanding through each period)

                                SIX MONTHS
                                   ENDED           FOR THE           FOR THE           FOR THE           FOR THE
                                 JUNE 30,         YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                   1997          DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                (UNAUDITED)          1996              1995              1994              1993
                                -----------      ------------      ------------      ------------      ------------
Net Asset Value, Beginning of
  Period......................  $     1.00        $     1.00        $     1.00         $   1.00          $   1.00
                                ----------        ----------        ----------         --------          --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net Investment Income.......       .0236             .0468             .0515            .0343             .0247
  Net Realized Gain on
    Investments...............          --                --                --               --                --
                                ----------        ----------        ----------         --------          --------
        Total From Investment
          Operations..........       .0236             .0468             .0515            .0343             .0247
                                ----------        ----------        ----------         --------          --------
LESS DISTRIBUTIONS:
  Dividend to Shareholders
    from Net Investment
    Income....................      (.0236)           (.0468)           (.0515)          (.0343)           (.0247)
  Dividend to Shareholders
    from Net Realized Gains...          --                --                --               --                --
                                ----------        ----------        ----------         --------          --------
        Total Distributions...      (.0236)           (.0468)           (.0515)          (.0343)           (.0247)
                                ----------        ----------        ----------         --------          --------
Net Asset Value, End of
  Period......................  $     1.00        $     1.00        $     1.00         $   1.00          $   1.00
                                ==========        ==========        ==========         ========          ========
Total Return..................        4.87%(b)          4.78%             5.28%            3.48%             2.50%
RATIO/SUPPLEMENT DATA:
  Net Assets, End of Period
    (in thousands)............  $1,332,937        $1,234,321        $1,009,370         $677,177          $719,337
    Ratio of Expenses to
      Average Daily Net
      Assets..................         .74%(a)(b)         .77%(a)          .80%(a)          .80%(a)           .81%(a)
    Ratio of Net Investment
      Income to Average Daily
      Net Assets..............        4.75%(a)(b)        4.68%(a)         5.15%(a)         3.39%(a)          2.47%(a)

---------------

(a) During the period a portion of the Advisory and Distribution fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the Ratio of Expenses to Average Daily Net Assets would have been .75%, .78%, .81%, .83% and .84%, respectively, and the Ratio of Net Investment Income to Average Daily Net Assets would have been 4.74%, 4.67%, 5.14%, 3.36% and 2.44%, respectively.
(b) Annualized

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                         Notes to Financial Statements
                                 June 30, 1997
                                  (Unaudited)

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  The Bradford Funds, Inc, (the "Company"), an open-end, diversified management investment company, was incorporated in Maryland on October 26, 1988. The Company is authorized to issue 5 billion shares of multiple portfolios. The Company is currently offering shares of one portfolio, The Bradford Money Fund (the "Fund"). The only transaction occurring in the Fund between the date of incorporation and the commencement of operations was the sale and issuance of 100,000 shares of capital stock for $100,000 to Bradford Capital Management, Ltd. ("Bradford Capital Management"), the Fund's investment adviser, on January 10, 1989. The investment objective of the Fund is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve this objective by investing in high quality, U.S. dollar-denominated instruments, such as short-term U.S. Government securities, bank certificates of deposit, commercial paper and repurchase agreements. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

  A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Fund seeks to maintain net asset value per share at $1.00.

  B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

  C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, will be distributed at least annually.

  D) FEDERAL INCOME TAXES -- The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and Federal excise taxes. Therefore, no provision has been recorded for Federal income or Federal excise taxes.

  E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                  Notes to Financial Statements -- (Continued)
                                 June 30, 1997
                                  (Unaudited)

NOTE 2 -- INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENCY AGREEMENTS

  The Fund has entered into an investment advisory agreement with Bradford Capital Management. J.C.B. Financial Services, Inc. acts as the general partner to the adviser and J.C. Bradford & Co. L.L.C., a Tennessee limited liability company ("Bradford"), is the adviser's limited partner. The general partner is a wholly owned subsidiary of Bradford & Co., Incorporated. The Fund has also entered into an Administration and Accounting Services Agreement with PFPC Inc. ("PFPC"), and distribution and transfer agency agreements with Bradford.

  For the advisory services provided and expenses assumed by it, Bradford Capital Management is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of .40% of the first $500 million of the Fund's daily net assets and .35% of the daily net assets of the Fund in excess of $500 million. Bradford Capital Management may, in its discretion from time to time, waive voluntarily all or any portion of its advisory fee or reimburse the Fund for a portion of the expenses of its operations. Bradford Capital Management has agreed to waive indefinitely a portion of its advisory fee such that it is receiving .30% of the Fund's average daily net assets in excess of $1 billion. For the six months ended June 30, 1997, such waiver amounted to $77,205. Advisory fees, before such waiver amounted to $2,400,028 for the six months ended June 30, 1997.

  For the administration services provided, PFPC is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of .10% of the first $200 million of daily net assets; .075% of the next $200 million of daily net assets; .05% of the next $200 million of daily net assets; .025% of the next $100 million of daily net assets; and .01% of the daily net assets in excess of $700 million. Such fees amounted to $265,866 for the six months ended June 30, 1997.

  The Fund has adopted a Plan of Distribution and pursuant thereto has entered into an agreement under which the distributor, Bradford, is entitled to receive from the Fund reimbursement of its distribution costs at an annual rate of up to
 .20% of daily net assets. Bradford may, in its discretion from time to time, waive voluntarily all or any portion of its distribution fees. Distribution fees amounted to $1,300,603 for the six months ended June 30, 1997.

  For the transfer agency services provided, Bradford is entitled to receive a fee, computed and paid monthly, at an annual rate of $11.50 per active account.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                  Notes to Financial Statements -- (Concluded)
                                 June 30, 1997
                                  (Unaudited)

NOTE 3 -- CAPITAL STOCK

  Transactions in capital stock of the Fund were as follows:

                                                              SIX MONTHS ENDED
                                                               JUNE 30, 1997     FOR THE YEAR ENDED
                                                                (UNAUDITED)      DECEMBER 31, 1996
                                                              ----------------   ------------------
Shares sold.................................................    2,931,339,374       5,268,446,578
Shares issued in connection with reinvestment of dividends
  from net investment income................................       30,080,706          51,941,658
Shares redeemed.............................................   (2,862,804,502)     (5,095,436,397)
                                                               --------------      --------------
Net increase................................................       98,615,578         224,951,839
                                                               ==============      ==============

NOTE 4 -- NET ASSETS

  Net assets consisted of the following:

                                                              JUNE 30, 1997
                                                               (UNAUDITED)     DECEMBER 31, 1996
                                                              --------------   -----------------
Capital stock, at par.......................................  $    1,334,286    $    1,234,336
Paid-in capital in excess of par............................   1,331,617,046     1,233,101,418
Net undistributed realized capital loss.....................         (14,339)          (14,339)
                                                              --------------    --------------
                                                              $1,332,936,993    $1,234,321,415
                                                              ==============    ==============

                                  BOARD OF DIRECTORS

                                Allan L. Erb, Chairman

                                 Douglas C. Altenbern

                                  William H. Carter

                                 Richard W. Hanselman

                                   Edward J. Roach

                                   Michael R. Shea

                                   William T. Spitz

                                       OFFICERS

                                     Allan L. Erb
                                      President

                                  Randall R. Harness
                               Secretary and Treasurer

                                    Judy K. Abroms
                                    Vice President

                                   Michael R. Shea
                                    Vice President

                                 R. Patrick Shepherd
                                    Vice President

                                  INVESTMENT ADVISER

                          Bradford Capital Management, Ltd.
                                 330 Commerce Street
                              Nashville, Tennessee 37201

                                    ADMINISTRATOR

                                      PFPC Inc.
                                    P.O. Box 8950
                              Wilmington, Delaware 19899

                            TRANSFER AGENT AND DISTRIBUTOR

                             J. C. Bradford & Co., L.L.C.
                                 330 Commerce Street
                              Nashville, Tennessee 37201

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                                                                          THE
                                                                     BRADFORD
                                                                        MONEY
                                                                         FUND

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                 JUNE 30, 1997

                          [J.C. BRADFORD & CO. LOGO]

                        MEMBERS NEW YORK STOCK EXCHANGE